UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2006.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     January 17, 2007



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       60
Form 13F Information Table Value Total:	      510,321,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      28,034     7,647   Sole   None
Home Depot                      437076102      23,917   595,552   Sole   None
ConocoPhillips                  20825C104      23,466   326,147   Sole   None
Fortune Brands                  349631101      22,842   267,508   Sole   None
Walgreen Company                931422109      22,104   481,675   Sole   None
Microsoft Corp.                 594918104      20,704   693,359   Sole   None
PepsiCo, Inc.                   713448108      19,773   316,109   Sole   None
Ace Ltd.                        004644100      19,421   320,630   Sole   None
United Technologies             913017109      16,906   270,410   Sole   None
Coach Inc.                      189754104      15,982   372,032   Sole   None
Johnson & Johnson               478160104      15,958   241,711   Sole   None
American Intl. Group Inc        026874107      15,313   213,694   Sole   None
Devon Energy Corp               25179M103      14,544   216,819   Sole   None
General Electric                369604103      14,369   386,169   Sole   None
Franklin Resources              354613101      13,739   124,707   Sole   None
Wal-Mart Stores Inc		931142103      13,644   295,458   Sole	 None
Medtronic Inc.                  585055106      13,565   253,495   Sole   None
American Standard               029712106      13,361   291,415   Sole   None
Wells Fargo & Co.               949746101      12,928   363,544   Sole   None
Amgen Inc Com                   031162100      11,642   170,431   Sole   None
Total SA ADR                    89151E109      10,180   141,550   Sole   None
Alliant Techsystems Inc.        018804104      10,174   130,117   Sole   None
Lincoln Electronic Holdings	533900106      10,128   167,629   Sole   None
Ingersoll Rand Co Ltd A		g4776g101      10,062	257,155	  Sole	 None
Danaher Corp			235851102      10,058  	138,847   Sole   None
Varian Medical Systems Inc.     92220P105       9,812   206,269   Sole   None
Intuit                          461202103       9,724   318,724   Sole   None
Dover Corp			260003108	9,306   189,843	  Sole	 None
Sysco Corporation               871829107       9,230   251,096   Sole   None
Yum Brands			988498101       8,965	152,462	  Sole	 None
Costco Wholesale Corp.          22160K105       8,959   169,447   Sole   None
Bj Services Co			055482103	8,712   297,121   Sole	 None
Teva Pharmaceutical Inds	881624209	7,779   250,278   Sole	 None
Berkshire Hathaway      A       084670108       3,520        32   Sole   None
Sunrise Assisted Living         86768K106       2,619    85,251   Sole   None
United Health Group Inc		91324p102	2,362	 43,953	  Sole	 None
Healthways Inc.	                02649V104       2,179    45,679   Sole   None
Asta Funding Inc		046220109 	1,889	 62,056   Sole   None
Ball Corp                       058498106       1,827    41,905   Sole   None
Fedex Corp                      31428x106       1,695    15,605   Sole   None
Garmin Limited                  G37260109       1,432    25,725   Sole   None
Middleby Corp.			596278101	1,422	 13,590   Sole   None
Amphenol Corp			032095101	1,363    21,961   Sole   None
Maxim Integrated Products	57772K101	1,362    44,476   Sole   None
Shuffle Master			825549108	1,310    50,000   Sole   None
Kohls Corp 			500255104	1,214    17,747   Sole   None
Gfi Group Inc			361652209	1,178	 18,914	  Sole	 None
Gilead Sciences                 375558103       1,107    17,043   Sole   None
Bio-Reference Lab Inc.          09057G602         995    44,229   Sole   None
Uti Worldwide, Inc.		g87210103	  961	 32,135   Sole	 None
Berry Petroleum			085789105	  925	 29,844   Sole   None
Bed Bath & Beyond		075896100	  897	 23,547   Sole   None
Flir Systems Inc		302445101	  885	 27,800	  Sole	 None
Fastenal			311900104	  863    24,058   Sole   None
Best Buy Inc.			086516101	  780	 15,856   Sole	 None
Apache Corp			037411105	  629	  9,453   Sole   None
Franklin Electric		353514102	  604	 11,750	  Sole	 None
Coventry Health Care Inc.	222862104	  428     8,549   Sole   None
Fiserv Inc			337738108	  418     7,973   Sole   None
Rehabcare Group Inc.		759148109	  156	 10,500   Sole   None

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